Expense Example - NVIT Mid Cap Index Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	42	132	230	518	62	195	340	762	27	84	146	331